SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Accrued interest - related party	$ 3,128,768	$ 2,680,236
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable - related party	296,154	388,001
Accrued expenses - related party	3,958,264	3,516,411
Accrued interest - related party	3,128,768	2,680,236
Total accounts payable and accrued expenses - related party	$ 7,383,186	$ 6,584,648